CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 343,509	$ 3,833,195	$ 20,749,683
Accounts receivable, net	18,383,107	19,759,254	23,691,997
Accounts receivable - related party	1,619,716	1,099,098	2,710,301
Marketable securities	21,509	20,075	14,881
Inventory	4,323,784	4,789,054	3,451,868
Loans receivable	438,719	411,858	377,038
Loans receivable - related party	428,440	442,480	427,920
Prepaid expenses and other current assets	2,100,450	1,811,911	1,546,225
Prepaid expenses and other current assets - related party	5,755,894	4,440,855	3,397,000
TOTAL CURRENT ASSETS	33,415,128	36,607,780	56,366,913
Property and equipment, net	10,053,986	10,455,499	1,817,025
Goodwill and intangible assets, net	7,716,242	7,684,183	706,914
Loans receivable - long term portion	3,190,098	3,509,200	3,792,034
Loans receivable - related party - long term	3,213,300	3,539,840	3,851,280
Operating lease right-of-use asset	727,039	1,131,552	1,069,747
Financing lease right-of-use asset	28,825	28,790	43,084
Advances for building's acquisition	2,000,020	2,000,020	0
Other assets	482,706	1,057,947	391,624
TOTAL ASSETS	60,827,344	66,014,811	68,038,621
CURRENT LIABILITIES:
Accounts payable and accrued expenses	10,899,684	11,911,978	10,134,146
Accounts payable and accrued expenses - related party	848,325	231,564	205,360
Accrued interest	164,500	166,348	275,547
Lines of credit	7,105,599	6,630,273	5,758,737
Notes payable	1,540,776	1,570,886	2,158,417
Notes payable - related party	10,925	11,283	10,912
Loans payable - related party	5,339	13,257	12,821
Operating lease liability, current portion	254,255	285,563	239,899
Financing lease liability, current portion	24,098	27,222	24,576
Other current liabilities	3,967,916	3,474,096	2,647,291
Taxes payable		0	126,855
Convertible notes payable, net of unamortized discount of $0 and $258,938, respectively		0	100,000
Derivative liability - convertible note		0	54,293
TOTAL CURRENT LIABILITIES	24,821,417	24,322,470	21,748,854
Notes payable - long term portion	2,391,430	3,035,341	2,859,570
Operating lease liability, net of current portion	471,697	844,866	828,762
Financing lease liability, net of current portion	7,857	5,261	31,333
Other liabilities	1,015,369	1,763,845	1,358,803
Share settled debt obligation		0	1,554,590
TOTAL LIABILITIES	28,707,770	29,971,783	28,381,912
Commitments and Contingencies (see Note 14)	0	0	0
MEZZANINE EQUITY
Preferred stock, $0.001 par value; 100,000,000 shares authorized: Series A preferred stock, stated value $1.000 per share, 6,000,000 shares authorized; 0 shares issued and outstanding as of December 31, 2023 and 2022; liquidation preference of $0 and $372,414 as of December 31, 2023 and 2022		0	372,414
STOCKHOLDERS' EQUITY:
Common stock, $0.001 par value; 300,000,000 shares authorized; 15,982,472 and 10,605,412 shares issued and 15,895,975 and 10,589,915 outstanding as of December 31, 2023 and 2022, respectively	17,834	15,983	10,606
Additional paid-in capital	130,316,264	129,008,301	112,205,952
Treasury stock, at cost, 86,497 shares as of June 30, 2024, and December 31, 2023	(917,159)	(917,159)	(816,707)
Subscription receivable	(20)	(20)	(4,750,108)
Accumulated deficit	(96,101,634)	(91,644,233)	(66,232,813)
Accumulated other comprehensive loss	(1,195,711)	(419,844)	(1,132,635)
TOTAL STOCKHOLDERS' EQUITY	32,119,574	36,043,028	39,284,295
TOTAL LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS' EQUITY	$ 60,827,344	$ 66,014,811	$ 68,038,621